POST-EMPLOYMENT BENEFITS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined contribution plan expense	$ 12	$ 8
Entity's own securities included in plan assets	10	$ 5
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 145
Weighted average duration of defined benefit obligation	17 years	18 years
Return gain (loss) on plan assets	$ 355	$ (44)
Cumulative loss in equity, employee benefit plans	503	384
Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Reduction in past service cost	21	43
Return gain (loss) on plan assets	277	(114)
Accrued benefit obligation | Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Reduction in past service cost	$ 21	$ 43